Risk Report - Asset Quality (Tables)	12 Months Ended
Dec. 31, 2024
Asset Quality [Abstract]
Overview of financial assets subject to impairment [text block table]	Overview of financial assets subject to impairment Dec 31, 2024 Dec 31, 2023 in € m. Stage 1 Stage 2 Stage 3 Stage 3POCI Total Stage 1 Stage 2 Stage 3 Stage 3POCI Total Amortized cost¹ Gross carrying amount 681,147 63,836 15,214 609 760,807 692,091 55,704 12,799 806 761,400 Allowance for credit losses² 438 736 4,412 213 5,799 447 680 3,960 198 5,285 of which Loans Gross carrying amount 417,456 56,540 14,974 609 489,579 418,311 52,834 12,576 806 484,527 Allowance for credit losses² 411 718 4,326 213 5,668 424 673 3,874 198 5,170 Fair value through OCI Fair value 36,828 5,176 86 0 42,090 34,424 1,076 46 0 35,546 Allowance for credit losses 12 16 10 0 38 13 13 22 0 48 Off-balance sheet Notional amount 313,625 25,983 2,225 7 341,840 292,747 23,778 2,282 8 318,814 Allowance for credit losses³ 106 82 173 0 361 117 88 187 0 393 1 Financial assets at amortized cost consist of: loans at amortized cost, cash and central bank balances, Interbank balances (w/o central banks), central bank funds sold and securities purchased under resale agreements, securities borrowed and certain subcategories of other assets 2 Allowance for credit losses do not include allowance for country risk amounting to € 14 million as of December 31, 2024 and € 4 million as of December 31, 2023 3 Allowance for credit losses do not include allowance for country risk amounting to € 2 million as of December 31, 2024 and € 9 million as of December 31, 2023
Financial Assets at amortized cost - Development of exposures in the reporting period [text block table]	Development of exposures in the current reporting period Dec 31, 2024 Gross carrying amount in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 692,091 55,704 12,799 806 761,400 Movements in financial assets including new business and credit extensions 73,483 934 2,151 (33) 76,536 Transfers due to changes in creditworthiness (11,473) 9,079 2,394 0 0 Changes due to modifications that did not result inderecognition (0) 9 (55) 0 (46) Changes in models - - - - - Financial assets that have been derecognized during the period (86,710) (2,906) (2,598) (180) (92,394) Recovery of written off amounts 0 0 157 0 157 Foreign exchange and other changes 13,756 1,016 367 16 15,154 Balance, end of reporting period 681,147 63,836 15,214 609 760,807 Development of exposures in the previous reporting period Dec 31, 2023 Gross carrying amount in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 729,021 45,335 11,379 1,041 786,776 Movements in financial assets including new business and credit extensions 15,413 10,074 2,498 99 28,084 Transfers due to changes in creditworthiness (4,513) 3,111 1,402 0 0 Changes due to modifications that did not result inderecognition 0 8 (40) 0 (32) Changes in models 0 0 0 0 0 Financial assets that have been derecognized during the period (41,331) (2,182) (2,397) (315) (46,226) Recovery of written off amounts 0 0 93 0 93 Foreign exchange and other changes (6,499) (641) (136) (18) (7,295) Balance, end of reporting period 692,091 55,704 12,799 806 761,400
Financial Assets at amortized cost - Development of allowance for credit losses in the reporting period [text block table]	Development of allowance for credit losses in the current reporting period Dec 31, 2024 Allowance for Credit Losses² in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI⁴ Total Balance, beginning of year 447 680 3,960 198 5,285 Movements in financial assets including new business and credit extensions (150) 194 1,814 3 1,861 Transfers due to changes in creditworthiness 128 (128) 0 N/M 0 Changes due to modifications that did not result inderecognition N/M N/M N/M N/M N/M Changes in models (2)- (7) 0 0 (9) Financial assets that have been derecognized during the period³ 0 0 (1,229) 0 (1,229) Recovery of written off amounts 0 0 157 0 157 Foreign exchange and other changes 15 (3) (290) 11 (267) Balance, end of reporting period 438 736 4,412 213 5,799 Provision for Credit Losses excluding country risk¹ (24) 59 1,814 3 1,852 1 Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk 2 Allowance for credit losses does not include allowance for country risk amounting to € 14 million as of December 31, 2024 3 This position includes charge offs of allowance for credit losses 4 The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 0 million in 2024 and € 0 million in 2023 Dec 31, 2023 Allowance for Credit Losses² in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI⁴ Total Balance, beginning of year 533 626 3,656 180 4,995 Movements in financial assets including new business and credit extensions (195) 294 1,647 32 1,778 Transfers due to changes in creditworthiness 170 (150) (20) N/M 0 Changes due to modifications that did not result inderecognition N/M N/M N/M N/M N/M Changes in models (57)- (53) 0 0 (110) Financial assets that have been derecognized during the period³ 0 0 (1,145) (52) (1,197) Recovery of written off amounts 0 0 93 0 93 Foreign exchange and other changes (3) (38) (271) 38 (273) Balance, end of reporting period 447 680 3,960 198 5,285 Provision for Credit Losses excluding country risk¹ (83) 92 1,627 32 1,668 1 Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk 2 Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2023 3 This position includes charge offs of allowance for credit losses 4 The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 0 million in 2023 and € 46 million in 2022
Financial Assets at amortized cost by business division [text block table]
Financial assets at amortized cost by business division
	Dec 31, 2024
	Gross Carrying Amount¹					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Corporate Bank	115,541	12,770	3,015	0	131,326	86	121	1,006	0	1,212
Investment Bank	179,230	12,380	3,462	609	195,682	138	112	714	213	1,176
Private Bank	224,098	30,564	7,864	0	262,526	205	489	2,583	0	3,277
Asset Management	1,213	11	0	0	1,224	(0)	0	0	0	0
Corporate & Other	161,066	8,111	873	0	170,050	9	14	110	0	133
Total	681,147	63,836	15,214	609	760,807	438	736	4,412	213	5,799

[1] Gross Carrying Amount numbers per business division are reported after a reallocation of cash balances from business divisions to Corporate & Other.
	Dec 31, 2023
	Gross Carrying Amount¹					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Corporate Bank	105,812	13,706	2,812	0	122,329	67	110	876	0	1,053
Investment Bank	150,562	13,309	3,127	806	167,804	119	108	536	198	962
Private Bank	233,744	26,815	6,400	0	266,960	249	445	2,497	0	3,191
Asset Management	1,224	8	0	0	1,232	(0)	0	0	0	(0)
Corporate & Other	200,749	1,866	460	0	203,075	11	16	51	0	79
Total	692,091	55,704	12,799	806	761,400	447	680	3,960	198	5,285

[1] Gross Carrying Amount numbers per business division are reported after a reallocation of cash balances from business divisions to Corporate & Other

Financial Assets at amortized cost by industry sector [text block table]	Financial assets at amortized cost by industry sector The below table provides an overview of the Group’s asset quality by industry and is based on the NACE code of the counterparty. NACE (Nomenclature des Activités Économiques dans la Communauté Européenne) is a standard European industry classification system. Dec 31, 2024 Gross Carrying Amount Allowance for Credit Losses in € m. Stage 1 Stage 2 Stage 3 Stage 3POCI Total Stage 1 Stage 2 Stage 3 Stage 3POCI Total Agriculture, forestry and fishing 360 55 12 0 427 0 1 5 0 6 Mining and quarrying 1,687 234 4 0 1,926 3 5 3 0 11 Manufacturing 21,327 4,382 1,303 32 27,044 23 39 534 2 597 Electricity, gas, steam and air conditioning supply 3,898 407 210 0 4,515 6 8 77 0 92 Water supply, sewerage, waste management and remediation activities 527 63 5 0 595 1 1 3 0 4 Construction 3,643 713 207 45 4,609 5 8 81 13 106 Wholesale and retail trade, repair of motor vehicles and motorcycles 18,487 2,453 709 23 21,672 16 26 334 3 378 Transport and storage 4,145 829 259 24 5,257 4 4 45 (0) 53 Accommodation and food service activities 2,224 386 63 0 2,673 3 5 25 (0) 32 Information and communication 8,220 977 212 0 9,409 11 14 55 0 79 Financial and insurance activities 344,869 15,962 2,213 133 363,176 130 110 580 50 870 Real estate activities 35,812 10,860 3,604 173 50,448 18 48 512 88 666 Professional, scientific and technical activities 5,279 861 223 1 6,364 4 10 89 1 104 Administrative and support service activities 7,864 1,265 117 24 9,269 8 6 39 8 61 Public administration and defense, compulsory social security 23,217 1,018 641 0 24,876 10 3 31 0 44 Education 251 38 7 0 295 0 0 2 0 3 Human health services and social work activities 3,695 453 115 0 4,264 4 10 15 0 29 Arts, entertainment and recreation 716 95 11 0 822 0 1 4 0 6 Other service activities 16,190 810 419 113 17,532 13 6 144 30 193 Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use 178,025 21,971 4,879 42 204,917 180 431 1,835 18 2,464 Activities of extraterritorial organizations and bodies 711 5 0 0 716 0 0 0 0 0 Total 681,147 63,836 15,214 609 760,807 438 736 4,412 213 5,799 Dec 31, 2023 Gross Carrying Amount Allowance for Credit Losses in € m. Stage 1 Stage 2 Stage 3 Stage 3POCI Total Stage 1 Stage 2 Stage 3 Stage 3POCI Total Agriculture, forestry and fishing 288 77 20 0 384 0 1 4 (0) 6 Mining and quarrying 2,538 277 8 0 2,823 2 3 4 0 9 Manufacturing 23,474 4,061 1,445 44 29,024 27 48 456 2 533 Electricity, gas, steam and air conditioning supply 4,253 206 73 0 4,532 3 3 16 0 23 Water supply, sewerage, waste management and remediation activities 491 21 5 0 517 1 0 3 0 5 Construction 3,248 893 213 60 4,414 5 9 80 12 107 Wholesale and retail trade, repair of motor vehicles and motorcycles 17,237 3,407 698 25 21,366 16 31 351 3 402 Transport and storage 4,083 1,075 165 24 5,346 6 10 30 (0) 46 Accommodation and food service activities 1,471 320 76 3 1,869 2 3 26 (0) 31 Information and communication 7,398 814 89 0 8,302 10 11 28 0 49 Financial and insurance activities 342,352 12,189 1,691 351 356,583 96 90 491 92 769 Real estate activities 37,907 8,954 2,630 185 49,675 19 49 321 75 464 Professional, scientific and technical activities 5,887 918 179 1 6,985 6 12 75 1 94 Administrative and support service activities 7,980 1,107 351 24 9,463 7 11 114 9 141 Public administration and defense, compulsory social security 26,536 489 742 0 27,767 15 1 28 0 45 Education 226 46 11 0 283 0 1 2 0 3 Human health services and social work activities 3,986 482 34 0 4,503 5 7 14 0 25 Arts, entertainment and recreation 769 229 31 1 1,030 1 5 3 0 10 Other service activities 8,436 648 225 86 9,395 11 6 119 6 143 Activities of households as employers, undifferentiated goods- and services- producing activities of households for own use 193,318 19,492 4,113 3 216,927 212 379 1,792 (2) 2,381 Activities of extraterritorial organizations and bodies 213 0 0 0 213 0 0 0 0 0 Total 692,091 55,704 12,799 806 761,400 447 680 3,960 198 5,285
Financial Assets at amortized cost by region [text block table]	Financial assets at amortized cost by region Dec 31, 2024 Gross Carrying Amount Allowance for Credit Losses in € m. Stage 1 Stage 2 Stage 3 Stage 3POCI Total Stage 1 Stage 2 Stage 3 Stage 3POCI Total Germany 256,977 24,236 4,579 0 285,792 205 447 2,181 (2) 2,831 Western Europe(excluding Germany) 158,729 13,601 3,525 321 176,177 117 186 1,114 154 1,572 Eastern Europe 8,996 804 205 0 10,004 4 12 38 0 54 North America 178,548 15,549 4,888 62 199,047 51 70 619 11 752 Central and South America 5,445 459 73 0 5,978 4 2 19 0 25 Asia/Pacific 61,195 8,423 979 114 70,711 41 15 281 (3) 333 Africa 4,159 530 604 0 5,293 10 3 33 0 46 Other 7,098 234 361 113 7,806 6 2 127 52 186 Total 681,147 63,836 15,214 609 760,807 438 736 4,412 213 5,799 Dec 31, 2023 Gross Carrying Amount Allowance for Credit Losses in € m. Stage 1 Stage 2 Stage 3 Stage 3POCI Total Stage 1 Stage 2 Stage 3 Stage 3POCI Total Germany 297,495 21,499 3,653 0 322,648 214 390 1,936 (4) 2,537 Western Europe(excluding Germany) 134,375 15,228 3,410 560 153,573 116 179 1,076 194 1,564 Eastern Europe 8,768 1,058 396 0 10,221 4 11 47 0 62 North America 175,011 12,133 3,442 89 190,674 51 74 445 12 582 Central and South America 3,936 261 80 5 4,282 2 1 16 0 19 Asia/Pacific 52,290 5,031 909 92 58,322 28 23 317 1 370 Africa 4,099 187 717 0 5,003 8 1 30 0 39 Other 16,116 307 192 62 16,677 23 0 94 (5) 113 Total 692,091 55,704 12,799 806 761,400 447 680 3,960 198 5,285
Financial Assets at amortized cost by rating class [text block table]	Financial assets at amortized cost by rating class Dec 31, 2024 Gross Carrying Amount Allowance for Credit Losses in € m. Stage 1 Stage 2 Stage 3 Stage 3POCI Total Stage 1 Stage 2 Stage 3 Stage 3POCI Total iAAA–iAA 226,138 7,186 0 0 233,324 2 0 0 0 2 iA 110,279 2,061 0 10 112,351 10 1 0 0 11 iBBB 179,697 7,150 0 0 186,847 54 12 0 0 66 iBB 140,755 20,146 0 0 160,901 246 111 0 0 358 iB 23,090 21,692 0 0 44,782 115 351 0 0 466 iCCC and below 1,188 5,601 15,214 599 22,603 11 260 4,412 213 4,896 Total 681,147 63,836 15,214 609 760,807 438 736 4,412 213 5,799 Dec 31, 2023 Gross Carrying Amount Allowance for Credit Losses in € m. Stage 1 Stage 2 Stage 3 Stage 3POCI Total Stage 1 Stage 2 Stage 3 Stage 3POCI Total iAAA–iAA 244,750 518 0 0 245,268 2 0 0 0 3 iA 101,538 2,359 0 9 103,907 8 1 0 0 9 iBBB 186,168 8,446 0 0 194,614 66 16 0 0 82 iBB 128,493 18,153 0 0 146,646 173 78 0 0 251 iB 28,531 20,040 0 0 48,571 165 294 0 0 459 iCCC and below 2,611 6,188 12,799 797 22,395 32 290 3,960 198 4,481 Total 692,091 55,704 12,799 806 761,400 447 680 3,960 198 5,285
Collateral held against Financial Assets at amortized in stage 3 [text block table]	Collateral held against financial assets at amortized cost in Stage 3 Dec 31, 2024 Dec 31, 2023 in € m. Gross CarryingAmount Collateral Guarantees Gross CarryingAmount Collateral Guarantees Financial Assets at Amortized Cost (Stage 3)¹ 15,214 6,242 1,368 12,799 4,451 1,435 1 Stage 3 excluding POCI assets
Modified assets at amortized cost [text block table]	Modified Assets at Amortized Cost Dec 31, 2024 Dec 31, 2023 in € m. Stage 1 Stage 2 Stage 3 Stage 3POCI Total Stage 1 Stage 2 Stage 3 Stage 3POCI Total Amortized cost carrying amount prior to modification 0 726 132 0 858 0 1,072 220 0 1,292 Net modification gain/losses recognized 0 9 (55) 0 (46) 0 5 (40) 0 (35)
Off-balance sheet development of nominal [text block table]	Development of nominal amount in the current reporting period Dec 31, 2024 Nominal Amount in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 292,747 23,778 2,282 8 318,814 Movements including new business 14,542 (662) (25) (0) 13,855 Transfers due to changes in creditworthiness (2,108) 2,215 (107) 0 0 Changes in models 0 0 0 0 0 Foreign exchange and other changes 8,444 652 76 (0) 9,171 Balance, end of reporting period 313,625 25,983 2,225 7 341,840 of which: Financial guarantees 61,279 11,752 436 0 73,467 Development of nominal amount in the previous reporting period Dec 31, 2023 Nominal Amount in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 296,062 18,478 2,625 8 317,173 Movements including new business 4,062 2,510 (235) 0 6,337 Transfers due to changes in creditworthiness (3,040) 3,094 (54) 0 0 Changes in models 0 0 0 0 0 Foreign exchange and other changes (4,337) (304) (54) 0 (4,696) Balance, end of reporting period 292,747 23,778 2,282 8 318,814 of which: Financial guarantees 58,405 5,991 401 0 64,798
Off-balance sheet development of allowance for credit losses [text block table]	Dec 31, 2024 Allowance for Credit Losses2 in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 117 88 187 0 393 Movements including new business (22) 3 (19) 0 (38) Transfers due to changes in creditworthiness 10 (9) (0) 0 0 Changes in models 0 0 0 0 0 Foreign exchange and other changes 1 (1) 5 0 6 Balance, end of reporting period 106 82 173 0 361 of which: Financial guarantees 67 49 99 0 214 Provision for Credit Losses excluding country risk1 (13) (6) (20) 0 (38) 1 The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models 2 Allowance for credit losses does not include allowance for country risk amounting to € 2 million as of December 31, 2024 Development of allowance for credit losses in the previous reporting period Dec 31, 2023 Allowance for Credit Losses2 in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 144 97 310 0 551 Movements including new business (39) (3) (118) 0 (160) Transfers due to changes in creditworthiness 11 (4) (7) 0 0 Changes in models 0 0 0 0 0 Foreign exchange and other changes 1 (2) 3 0 2 Balance, end of reporting period 117 88 187 0 393 of which: Financial guarantees 84 37 113 0 233 Provision for Credit Losses excluding country risk1 (28) (7) (125) 0 (160) 1 The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models 2 Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of December 31, 2023
Forborne financial assets at amortized cost [text block table]	Forborne financial assets at amortized cost Dec 31, 2024 Dec 31, 2023 Performing Non-performing Totalforborneloans atamortizedcost Performing Non-performing Totalforborneloans atamortizedcost in € m. Stage 1 Stage 2 Stage 1 Stage 2 Stage 3 Stage 1 Stage 2 Stage 1 Stage 2 Stage 3 German 174 2,248 0 4 1,056 3,481 426 2,356 0 7 812 3,600 Non-German 93 7,049 0 16 4,687 11,845 639 4,399 0 194 3,632 8,864 Total 267 9,297 0 20 5,742 15,326 1,065 6,755 0 201 4,444 12,464
Collateral obtained during the reporting periods IFRS 9 [text block table]	Collateral Obtained during the reporting period in € m. 2024 2023 Commercial real estate 251 0 Residential real estate1 3 3 Other 0 11 Total collateral obtained during the reporting period 254 14 1 Carrying amount of foreclosed residential real estate properties amounted to € 17 million as of December 31, 2024 and € 30 million as of December 31, 2023
Development of forborne financial assets at amortized cost [text block table]	Development of forborne financial assets at amortized cost in € m. Dec 31, 2024 Dec 31, 2023 Balance beginning of period 12,464 11,143 Classified as forborne during the year 8,572 4,007 Transferred to non-forborne during the year (including repayments) (6,020) (2,500) Charge-offs (211) (80) Exchange rate and other movements 521 (106) Balance end of period 15,326 12,464